Income taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income taxes

Note 8 — Income taxes

Income before provision for income taxes consisted of the following:

	For the years ended December 31,
	2020	2019	2018
	(in thousands)
United States	$(18,084)	$13,486	$9,460
International	2,872	1,963	3,623
	$(15,212)	$15,449	$13,083

The federal and state income tax provision/(benefit) is summarized as follows:

	For the years ended December 31,
	2020	2019	2018
	(in thousands)
Current
Federal	$167	$3,799	$2,841
State	97	599	623
International	1,199	669	936
Total current tax expense	1,462	5,067	4,400
Deferred
Federal	(3,042)	(375)	(484)
State	(811)	(50)	(61)
International	(222)	—	—
Total deferred tax expense/(benefit)	(4,076)	(425)	(545)
Total tax expense/(benefit)	$(2,613)	$4,642	$3,855)

Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (b) operating losses and tax credit carryforwards.

The tax effects of significant items comprising the Company’s deferred taxes as of December 31, 2020 and 2019 are as follows (in thousands):

	As of December 31,
	2020	2019
	(in thousands)
Deferred tax assets
Accrued compensation	$545	$401
Allowance for bad debt	105	5
State tax accrual	13	165
Stock-based compensation	2,595	906
Net operating loss	2,364	111
Credits	71	-
Total deferred tax assets	5,693	1,588
Deferred tax liabilities
Fixed asset basis	(84)	(114)
Intangible assets	(2,093)	-
Total deferred tax liabilities	(2,177)	(114)
Net deferred taxes	$3,516	$1,474

The Company assessed its ability to realize the benefits of its domestic deferred tax assets (DTA) by evaluating all available positive and negative evidence, objective and subjective in nature, including (1) cumulative results of operations in recent years, (2) sources of recent pre-tax income, (3) estimates of future taxable income, and (4) the length of net operating loss (“NOL”) carryforward periods. The Company determined it is in a three-year cumulative taxable income position as of December 31, 2020 and expects to continue to be in a taxable income position in the long-term foreseeable future.

After an evaluation of all available qualitative and quantitative evidence, both positive and negative in nature, the Company concluded it is more likely than not that sufficient future taxable income will be generated to realize the benefits of its DTAs prior to expiration. As a result, the Company determined that no valuation allowance was needed as of December 31, 2020.

Net operating losses and tax credit carryforwards as of December 31, 2020 are as follows:

	Amount	Expiration years
	(in thousands)
Net operating losses, federal (Post December 31, 2017)	$8,855	Do not expire
Net operating losses, federal (Pre January 1, 2018)	404	2032 – 2040
Net operating losses, state	$7,140	2032 – 2040
Tax credits, federal	115	2040

The effective tax rate of the Company’s provision/(benefit) for income taxes differs from the federal statutory rate as follows:

	For the years ended December 31,
	2020	2019	2018
Statutory rate	(21.00)%	21.00%	21.00%
State tax	(3.86)%	2.53%	3.31%
Permanent items	2.81%	3.17%	4.68%
Stock-based compensation deductions	(2.43)%	1.19%	—%
R&D credits	(0.1)%	(0.70)%	(0.86)%
Foreign rate differential	2.62%	2.86%	1.33%
GILTI	4.78%	-	-
Total	(17.18)%	30.05%	29.46%

F-19

As of December 31, 2020, the Company has approximately $0.7 million of unrecognized tax benefits. Approximately all of the unrecognized tax benefits, if recognized, would affect the effective tax rate. A reconciliation of the amount of unrecognized tax benefits is as follows:

(in thousands)
Balance at January 1, 2020	$357
Increases related to prior year tax positions	1
Increases related to current year tax positions	296
Balance at December 31, 2020	$654

Unrecognized tax benefits may change during the next twelve months for items that arise in the ordinary course of business. The Company does not anticipate a material change to its unrecognized tax benefits over the next twelve months.

The Company’s policy is to recognize interest expense and penalties related to income tax matters as tax expense. There was no interest or penalties accrued as of December 31, 2020.

The Company is subject to income taxes in U.S. federal and various state, local and foreign jurisdictions. The tax years ended from December 2012 to December 2019 remain open to examination due to the carryover of unused net operating losses or tax credits.

In January 2018, the FASB released guidance on the accounting for tax on the global intangible low-taxed income (“GILTI”) provisions of the Act. The GILTI provisions impose a tax on foreign income in excess of a deemed return on tangible assets of foreign corporations. The guidance indicates that either accounting for deferred taxes related to GILTI inclusions or treating any taxes on GILTI inclusions as period cost are both acceptable methods subject to an accounting policy election. The Company has elected to treat any potential GILTI inclusions as a period cost.

On March 27, 2020, the U.S. President signed into law the CARES Act, an economic stimulus package in response to the COVID-19 global pandemic. The CARES Act contains several corporate income tax provisions, including making remaining alternative minimum tax credits immediately refundable; providing a 5-year carryback of net operating loss carryforwards (“NOLs”) generated in tax years 2018, 2019, and 2020, and removing the 80% taxable income limitation on utilization of those NOLs if carried back to prior tax years or utilized in tax years beginning before 2021; and temporarily liberalizing the interest deductibility rules under Section 163(j) of the Tax Cuts and Jobs Act, by raising the adjusted taxable income limitation from 30% to 50% for tax years 2019 and 2020 and giving taxpayers the election of using 2019 adjusted taxable income for purposes of computing 2020 interest deductibility. The Company is still evaluating the impact but does not currently expect the provisions of the CARES Act to have a material effect on the realizability of deferred income tax assets or tax expense. There is no material impact for the twelve months ended December 31, 2020. As additional guidance is released, the Company will evaluate whether there would need to be a change in the period when such guidance is issued.

The Company's provision for income taxes does not include provisions for foreign withholding taxes associated with the repatriation of undistributed earnings of certain foreign subsidiaries that we intend to reinvest indefinitely in our foreign subsidiaries.

On December 27, 2020, the U.S. president has signed into law the “Consolidated Appropriations Act, 2021” which includes further COVID-19 economic relief and extension of certain expiring tax provisions. The relief package was not materially impactful on the Company’s tax positions.

California Assembly Bill 85 (AB 85) was signed into law by Governor Gavin Newsom on June 29, 2020. The legislation suspends the California Net Operating Loss deductions for 2020, 2021, and 2022 for certain taxpayers and imposes a limitation of California Tax Credits utilization for 2020, 2021, and 2022. The legislation disallows the use of California Net Operating Loss deductions if the taxpayer recognizes business income and its income subject to tax is greater than $1 million. Additionally, business credits will only offset a maximum of $5 million of California tax liability. The Company has estimated its 2020 California state taxable income to be below $1 million. As such, this limitation does not impact the Company in 2020.